SUPPLEMENT DATED NOVEMBER 18, 2024

TO THE PROSPECTUS

DATED APRIL 29, 2024

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Fixed and Variable Deferred Annuity Contracts

GUP and GTS-VA

This supplement updates certain information in the above referenced prospectus (the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A—Funds Available Under the Contract (“Appendix A”), including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus. The Prospectus is revised as follows:

In the “Important Information You Should Consider About the Contract” section, the following changes are made:

•

In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum and maximum fee for Investment Options is 0.32%. The Lowest Annual Cost and Highest Annual Cost for GUP is $6,277.

In the “Fee Tables” section, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum and maximum Annual Fund Expenses is 0.32%.
•	In the “Examples” section, the following table replaces similar tables:

GUP

1 Year	3 Years	5 Years	10 Years

$6,277	$8,977	$11,882	$20,155

GTS-VA

1 Year	3 Years	5 Years	10 Years

$3,864	$5,334	$6,936	$11,601

The following table replaces similar table in its entirety in Appendix A:

Type	Fund – Share Class Adviser/Sub-Adviser	Current Expenses	Platform Charge[2]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2023)
					1 Year	5 Year	10 Year (or life of fund)

Domestic Large-Cap Equity	Stock Index Fund[1,3] Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)	0.23%	None	0.23%	25.80%	15.32%	11.67%

You should read the Fund prospectus for more detailed information about the Fund. The Fund prospectus may be obtained by vising our website at https://www.corebridgefinancial.com/rs/prospectus-and-reports/annuities or by calling us at 1-800-448-2542.

Please keep this supplement with your Prospectus.